UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter
Ended:_6/30/00________

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings
    entries.
Institutional Investment Manager Filing this Report:

Name:   _Sentinel Trust Company, LBA______________
Address:_2001 Kirby Dr., Suite 1210_______________
        _Houston, TX 77019________________________
        __________________________________________

Form 13F File Number: 028-05787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  __Bartley J. Rainey______________________
Title: __Vice President & CFO___________________
Phone: __713-529-3729___________________________

Signature, Place, and Date of Signing:

_Bartley J. Rainey__ _Houston, TX_______________ _7/10/00__
   [Signature]               [City, State]          [Date]






Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the
    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None




























Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _______3______

Form 13F Information Table Entry Total: _____139______

Form 13F Information Table Value Total: $_161,542    _
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

 1			028-05789  	Daniel F. Flowers
 2			028-05791  	Daniel F. Flowers, Jr.
 3			028-05793  	Lucian L. Morrison

,,,Market Value,Shares/,,Put/,Investment,Other, Voting Authority,,
Name Of Issuer,Title of Class,Cusip,(x$1000),PRN
AMT,SH/PRN,Call,Discretion,Managers,Sole,Shared,None
3COM CORP COM,Com,885535104,375,6500,SH,,Sole,,6500,0,0
3COM CORP COM,Com,885535104,908,15750,SH,,Other,123,0,15750,0
ABBOTT LABORATORIES COM,Com,2824100,490,11000,SH,,Sole,,11000,0,0
ADR BP AMOCO PLC,Com,55622104,316,5587,SH,,Sole,,5587,0,0
ADR BP AMOCO PLC,Com,55622104,745,13173,SH,,Other,123,0,13173,0
ADR SAP,Com,803054204,26,550,SH,,Sole,,550,0,0
ADR SAP,Com,803054204,1267,27000,SH,,Other,123,0,27000,0
AEGON N.V.,Com,7924103,271,7604,SH,,Sole,,7604,0,0
AGILENT TECHNOLOGIES INC,Com,00846U101,187,2536,SH,,Sole,,2536,0,0
AGILENT TECHNOLOGIES INC,Com,00846U101,945,12815,SH,,Other,123,0,12815,0
ALBERTSONS INC COM,Com,13104104,47,1400,SH,,Sole,,1400,0,0
ALBERTSONS INC COM,Com,13104104,299,9000,SH,,Other,123,0,9000,0
ALLSTATE CORP COM,Com,20002101,22,1000,SH,,Sole,,1000,0,0
ALLSTATE CORP COM,Com,20002101,404,18156,SH,,Other,123,0,18156,0
AMERICAN INTERNATIONAL GR,Com,26874107,87,738,SH,,Sole,,738,0,0
AMERICAN INTERNATIONAL
GR,Com,26874107,1338,11391,SH,,Other,123,0,11391,0
ANDERSONS INC,Com,34164103,250,26300,SH,,Other,123,0,26300,0
BANC ONE CORP NEW,Com,06423A103,202,7598,SH,,Sole,,7598,0,0
BANC ONE CORP NEW,Com,06423A103,1452,54649,SH,,Other,123,0,54649,0
BENCHMARK ELECTRONICS INC,Com,08160H101,80,2200,SH,,Sole,,2200,0,0
BENCHMARK ELECTRONICS
INC,Com,08160H101,5470,149600,SH,,Other,123,0,149600,0
BMC SOFTWARE INC COM,Com,55921100,57,1550,SH,,Sole,,1550,0,0
BMC SOFTWARE INC COM,Com,55921100,1313,36000,SH,,Other,123,0,36000,0
BRISTOL MYERS SQUIBB CO C,Com,110122108,52,890,SH,,Sole,,890,0,0
BRISTOL MYERS SQUIBB CO
C,Com,110122108,650,11160,SH,,Other,123,0,11160,0
BRUSH ENGINEERED
MATERIAL,Com,117421107,281,18000,SH,,Other,123,0,18000,0
CISCO SYSTEMS INC COM,Com,17275R102,9344,147000,SH,,Other,123,0,147000,0
COASTAL BANCORP INC
COM,Com,19041P105,3874,269520,SH,,Other,123,0,269520,0
COCA COLA CO COM,Com,191216100,1436,25000,SH,,Other,123,0,25000,0
COMPAQ COMPUTER CORP COM,Com,204493100,26,1000,SH,,Sole,,1000,0,0
COMPAQ COMPUTER CORP COM,Com,204493100,859,33600,SH,,Other,123,0,33600,0
CONAGRA INC COM,Com,205887102,477,25000,SH,,Sole,,25000,0,0
CONAGRA INC COM,Com,205887102,885,46400,SH,,Other,123,0,46400,0
CONCORD COMMUNICATIONS IN,Com,206186108,323,8100,SH,,Sole,,8100,0,0
CONOCO INC CLASS B,Com,208251405,141,5728,SH,,Sole,,5728,0,0
CONOCO INC CLASS B,Com,208251405,7564,307930,SH,,Other,123,0,307930,0
COOPER CAMERON CORP,Com,216640102,495,7500,SH,,Other,123,0,7500,0
COOPER TIRE & RUBBER CO C,Com,216831107,320,28800,SH,,Sole,,28800,0,0
COOPER TIRE & RUBBER CO
C,Com,216831107,566,50900,SH,,Other,123,0,50900,0
DIAMOND OFFSHORE DRILLING,Com,25271C102,272,7746,SH,,Sole,,7746,0,0
DIAMOND OFFSHORE DRILLING,Com,25271C102,211,6000,SH,,Other,123,0,6000,0
DISNEY COMMON STOCK,Com,254687106,70,1800,SH,,Sole,,1800,0,0
DISNEY COMMON STOCK,Com,254687106,978,25200,SH,,Other,123,0,25200,0
DU PONT E I DE NEMOURS &,Com,263534109,115,2626,SH,,Sole,,2626,0,0
DU PONT E I DE NEMOURS
&,Com,263534109,5368,122692,SH,,Other,123,0,122692,0
ELECTRONIC DATA SYSTEMS C,Com,285661104,248,6000,SH,,Sole,,6000,0,0
ELECTRONIC DATA SYSTEMS
C,Com,285661104,1609,39000,SH,,Other,123,0,39000,0
EMC CORP/MASS COM,Com,268648102,600,7800,SH,,Other,123,0,7800,0
ENTRUST TECHNOLOGIES INC,Com,293848107,910,11000,SH,,Sole,,11000,0,0
EXXON MOBIL CORP,Com,30231G102,50,631,SH,,Sole,,631,0,0
EXXON MOBIL CORP,Com,30231G102,3140,40000,SH,,Other,123,0,40000,0
FIFTH THIRD BANCORP COM,Com,316773100,612,9673,SH,,Sole,,9673,0,0
FIFTH THIRD BANCORP COM,Com,316773100,1977,31250,SH,,Other,123,0,31250,0
GENERAL ELECTRIC CO COM
$,Com,369604103,4754,89700,SH,,Other,123,0,89700,0
GILLETTE CO COM,Com,375766102,165,4720,SH,,Sole,,4720,0,0
GILLETTE CO COM,Com,375766102,303,8680,SH,,Other,123,0,8680,0
HALLIBURTON CO. COMMON
ST,Com,406216101,793,16800,SH,,Other,123,0,16800,0
HCA -THE HEALTHCARE COMPA,Com,404119109,12,400,SH,,Sole,,400,0,0
HCA -THE HEALTHCARE
COMPA,Com,404119109,1101,36259,SH,,Other,123,0,36259,0
HCC INSURANCE HOLDINGS IN,Com,404132102,16,850,SH,,Sole,,850,0,0
HCC INSURANCE HOLDINGS
IN,Com,404132102,396,21000,SH,,Other,123,0,21000,0
HEINZ H J CO COM,Com,423074103,61,1400,SH,,Sole,,1400,0,0
HEINZ H J CO COM,Com,423074103,785,17950,SH,,Other,123,0,17950,0
HERSHEY FOODS CORP COM,Com,427866108,19,400,SH,,Sole,,400,0,0
HERSHEY FOODS CORP COM,Com,427866108,815,16800,SH,,Other,123,0,16800,0
HEWLETT-PACKARD CO COM,Com,428236103,830,6650,SH,,Sole,,6650,0,0
HEWLETT-PACKARD CO COM,Com,428236103,4196,33600,SH,,Other,123,0,33600,0
HOME DEPOT INC COM,Com,437076102,56,1125,SH,,Sole,,1125,0,0
HOME DEPOT INC COM,Com,437076102,2682,53700,SH,,Other,123,0,53700,0
INTEL CORP CAP,Com,458140100,1283,9600,SH,,Sole,,9600,0,0
INTEL CORP CAP,Com,458140100,8797,65800,SH,,Other,123,0,65800,0
INTERNATIONAL BUSINESS
MA,Com,459200101,2454,22400,SH,,Other,123,0,22400,0
JOHNSON & JOHNSON COM,Com,478160104,168,1650,SH,,Sole,,1650,0,0
JOHNSON & JOHNSON COM,Com,478160104,3423,33600,SH,,Other,123,0,33600,0
KENT ELECTRONICS CORP COM,Com,490553104,18,600,SH,,Sole,,600,0,0
KENT ELECTRONICS CORP
COM,Com,490553104,1136,38120,SH,,Other,123,0,38120,0
KIMBERLY-CLARK CORP COM,Com,494368103,333,5800,SH,,Sole,,5800,0,0
MASCO CORP COM,Com,574599106,181,10000,SH,,Sole,,10000,0,0
MATTEL INC COM,Com,577081102,8,600,SH,,Sole,,600,0,0
MATTEL INC COM,Com,577081102,138,10496,SH,,Other,123,0,10496,0
MC DONALDS CORP COM,Com,580135101,119,3600,SH,,Sole,,3600,0,0
MC DONALDS CORP COM,Com,580135101,1581,48000,SH,,Other,123,0,48000,0
MERCK & CO INC COM,Com,589331107,805,10500,SH,,Sole,,10500,0,0
MERCK & CO INC COM,Com,589331107,2743,35800,SH,,Other,123,0,35800,0
MICROSOFT CORP COM,Com,594918104,1326,16569,SH,,Sole,,16569,0,0
MICROSOFT CORP COM,Com,594918104,6118,76480,SH,,Other,123,0,76480,0
MINNESOTA MINING & MFG CO,Com,604059105,347,4200,SH,,Sole,,4200,0,0
MLP MESABI TR CTF BEN
INT,Com,590672101,1008,336000,SH,,Other,123,0,336000,0
MORGAN STANLEY DEAN
WITTE,Com,617446448,932,11200,SH,,Other,123,0,11200,0
NABORS IND INC COM,Com,629568106,416,10000,SH,,Sole,,10000,0,0
NABORS IND INC COM,Com,629568106,748,18000,SH,,Other,123,0,18000,0
"NIKE, INC. - CLASS B",Com,654106103,199,5000,SH,,Sole,,5000,0,0
"NIKE, INC. - CLASS B",Com,654106103,669,16800,SH,,Other,123,0,16800,0
NORFOLK SOUTHERN CORP
COM,Com,655844108,223,15000,SH,,Other,123,0,15000,0
O I CORP COM,Com,670841105,215,51000,SH,,Other,123,0,51000,0
ORACLE CORP COM,Com,68389X105,1959,23300,SH,,Other,123,0,23300,0
PARADYNE CORP,Com,69911G107,280,8600,SH,,Sole,,8600,0,0
PARAMETRIC TECHNOLOGY COR,Com,699173100,5,493,SH,,Sole,,493,0,0
PARAMETRIC TECHNOLOGY
COR,Com,699173100,660,60000,SH,,Other,123,0,60000,0
PFIZER INC COM,Com,717081103,2688,56000,SH,,Other,123,0,56000,0
PHARMACIA CORP,Com,71713U102,274,5300,SH,,Sole,,5300,0,0
PHELPS DODGE CORP CAP,Com,717265102,52,1400,SH,,Sole,,1400,0,0
PHELPS DODGE CORP CAP,Com,717265102,595,16000,SH,,Other,123,0,16000,0
PHOTRONICS INC COM,Com,719405102,281,9900,SH,,Sole,,9900,0,0
PLAYTEX PRODUCTS INC,Com,72813P100,19,1700,SH,,Sole,,1700,0,0
PLAYTEX PRODUCTS INC,Com,72813P100,339,30000,SH,,Other,123,0,30000,0
PRECISION CASTPARTS CORP,Com,740189105,23,500,SH,,Sole,,500,0,0
PRECISION CASTPARTS CORP,Com,740189105,407,9000,SH,,Other,123,0,9000,0
PRECISION DRILLING CORP C,Com,74022D100,1107,28652,SH,,Sole,,28652,0,0
PRECISION DRILLING CORP
C,Com,74022D100,3534,91500,SH,,Other,123,0,91500,0
SCHLUMBERGER LTD COM,Com,806857108,45,600,SH,,Sole,,600,0,0
SCHLUMBERGER LTD COM,Com,806857108,5552,74400,SH,,Other,123,0,74400,0
SEAGATE TECHNOLOGY COM,Com,811804103,550,10000,SH,,Other,123,0,10000,0
SEARS ROEBUCK & CO COM,Com,812387108,18,550,SH,,Sole,,550,0,0
SEARS ROEBUCK & CO COM,Com,812387108,320,9800,SH,,Other,123,0,9800,0
SHERWIN-WILLIAMS CO COM,Com,824348106,34,1612,SH,,Sole,,1612,0,0
SHERWIN-WILLIAMS CO COM,Com,824348106,297,14000,SH,,Other,123,0,14000,0
SKY FINANCIAL GROUP INC,Com,83080P103,24,1530,SH,,Sole,,1530,0,0
SKY FINANCIAL GROUP
INC,Com,83080P103,15578,977437,SH,,Other,123,0,977437,0
SMITH INTERNATIONAL INC,Com,832110100,546,7500,SH,,Other,123,0,7500,0
SOFTWARE SPECTRUM INC COM,Com,833960107,9,500,SH,,Sole,,500,0,0
SOFTWARE SPECTRUM INC
COM,Com,833960107,2005,115800,SH,,Other,123,0,115800,0
SOUTHWEST AIRLINES CO COM,Com,844741108,68,3600,SH,,Sole,,3600,0,0
SOUTHWEST AIRLINES CO
COM,Com,844741108,1055,55688,SH,,Other,123,0,55688,0
ST JOE CORP COM,Com,790148100,1134,37800,SH,,Other,123,0,37800,0
SYSCO CORP COM,Com,871829107,539,12800,SH,,Sole,,12800,0,0
TELLABS INC,Com,879664100,21,300,SH,,Sole,,300,0,0
TELLABS INC,Com,879664100,349,5100,SH,,Other,123,0,5100,0
TEXACO INC COM,Com,881694103,28,525,SH,,Sole,,525,0,0
TEXACO INC COM,Com,881694103,2386,44800,SH,,Other,123,0,44800,0
TRANSOCEAN SEDCO FOREX IN,Com,G90078109,38,715,SH,,Sole,,715,0,0
TRANSOCEAN SEDCO FOREX
IN,Com,G90078109,769,14391,SH,,Other,123,0,14391,0
"TRINITY INDUSTRIES,
INC.",Com,896522109,723,39067,SH,,Other,123,0,39067,0
USX-MARATHON GROUP COM,Com,902905827,1177,46980,SH,,Other,123,0,46980,0
VIGNETTE CORP,Com,926734104,749,14400,SH,,Sole,,14400,0,0
WAL-MART STORES INC COM,Com,931142103,1729,30000,SH,,Other,123,0,30000,0
WEINGARTEN REALTY INVESTO,Com,948741103,91,2262,SH,,Sole,,2262,0,0
WEINGARTEN REALTY INVESTO,Com,948741103,283,7000,SH,,Other,123,0,7000,0
WORLDCOM INC,Com,98157D106,826,18000,SH,,Other,123,0,18000,0
